Leases - Schedule of Changes in the Value of the Right-of-Use Assets (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2025	Apr. 30, 2025
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 17,043	$ 15,309
Additions	161	995
Reclassified assets held for sale	(12,733)
Disposals	(32)	(99)
Foreign exchange	94	838
Ending balance	4,533	17,043
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,011	1,943
Reclassified assets held for sale	(3,692)
Depreciation	536	2,002
Disposals	(32)	(99)
Foreign exchange	24	165
Ending balance	847	4,011
Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,032
Ending balance	3,686	13,032
Building | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	16,174	15,144
Additions		210
Reclassified assets held for sale	(12,733)
Foreign exchange	92	820
Ending balance	3,533	16,174
Building | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,911	1,831
Reclassified assets held for sale	(3,692)
Depreciation	502	1,922
Foreign exchange	24	158
Ending balance	745	3,911
Building | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	12,263
Ending balance	2,788	12,263
Automobile | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	291	165
Additions		207
Disposals	(32)	(99)
Foreign exchange	2	18
Ending balance	261	291
Automobile | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	87	112
Depreciation	13	67
Disposals	(32)	(99)
Foreign exchange		7
Ending balance	68	87
Automobile | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	204
Ending balance	193	204
Lab Equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	578	0
Additions	161	578
Ending balance	739	578
Lab Equipment | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13
Depreciation	21	13
Ending balance	34	13
Lab Equipment | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	565
Ending balance	$ 705	$ 565